UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greystone Investment Management, LLC
Address: 3805 Edwards Road
         Suite 180
         Cincinnati, OH  45209

13F File Number:  028-10016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sally Humphrey
Title:     Chief Compliance Officer
Phone:     513-731-8444

Signature, Place, and Date of Signing:

 /s/     Sally Humphrey     Cincinnati, OH     April 26, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $231,895 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     4624   130915 SH       SOLE                   130915        0        0
ANHEUSER BUSCH COMPANIES       ADR              035229103     8891    89310 SH       SOLE                    89310        0        0
BANK NEW YORK MELLON CORP      COM              064058100     9826   351045 SH       SOLE                   351045        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    12487   119835 SH       SOLE                   119835        0        0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104    12708   348270 SH       SOLE                   348270        0        0
BROOKFIELD INFRAST PARTNERS    LP INT UNIT      G16252101     3212    84400 SH       SOLE                    84400        0        0
CANADIAN OIL SANDS LIMITED     FOREIGN EQUITY   13643E105     5971   289810 SH       SOLE                   289810        0        0
CHEUNG KONG HLDGS LIMITED      ADR              166744201      429    29060 SH       SOLE                    29060        0        0
CHEUNG KONG HLDGS LIMITED      FOREIGN EQUITY   Y13213106    11441   775000 SH       SOLE                   775000        0        0
COMCAST CORP NEW               CL A SPL         20030N200     8198   206966 SH       SOLE                   206966        0        0
CONOCOPHILLIPS                 COM              20825C104     4741    78888 SH       SOLE                    78888        0        0
DEVON ENERGY CORP NEW          COM              25179M103     7114   126097 SH       SOLE                   126097        0        0
DIRECTV CL A                   COM	        25490A101     7918   139915 SH       SOLE                   139915        0        0
FAIRFAC FINL HLDGS LIMITED     FOREIGN EQUITY   303901102     7366    18874 SH       SOLE                    18874        0        0
GOOGLE INC                     CL A             38259P508     1270     1599 SH       SOLE                     1599        0        0
GROUPE DANONE SHS (FRANCE)     FOREIGN EQUITY   F12033134     8131   116895 SH       SOLE                   116895        0        0
HANG LUNG PROPERTIES LIMITED   FOREIGN EQUITY   Y30166105     8693  2323000 SH       SOLE                  2323000        0        0
HOWARD HUGHES CORP             COM              44267D107     7995    95400 SH       SOLE                    95400        0        0
INTEL CORP                     COM              458140100     7681   351770 SH       SOLE                   351770        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     6573    30814 SH       SOLE                    30814        0        0
ISHARES TR                     DJ OIL&GAS EXP   464288851      355     4835 SH       SOLE                     4835        0        0
ISHARES TR                     S&P DEV EX-US    464288422      516    13571 SH       SOLE                    13571        0        0
JOHNSON & JOHNSON              COM              478160104      647     7933 SH       SOLE                     7933        0        0
KINDER MORGAN INC DEL          COM              49456B101     8021   207360 SH       SOLE                   207360        0        0
LOEWS CORPORATION              COM	        540524108     6863   155730 SH       SOLE                   155730        0        0
MICROSOFT CORP                 COM              594918104     9609   335910 SH       SOLE                   335910        0        0
NESTLE SA 		       ADR              641069406    10874   149989 SH       SOLE                   149989        0        0
NORFOLK SOUTHERN CORP          COM              655844108     3523    45700 SH       SOLE                    45700        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     8585   120514 SH       SOLE                   120514        0        0
PEPSICO INC                    COM              713448108     6100    77108 SH       SOLE                    77108        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      405     6220 SH       SOLE                     6220        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     5879   148150 SH       SOLE                   148150        0        0
TRIBUNE COMPANY NEW CLASS A    COM	        896047503      295     5185 SH       SOLE                     5185        0        0
UNILEVER PLC                   SPON ADR NEW     904767704     4446   105265 SH       SOLE                   105265        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     1188    14676 SH       SOLE                    14676        0        0
VANGUARD WORLD FDS             INF TECH ETF     92204A702     3974    54515 SH       SOLE                    54515        0        0
VARIAN MED SYS INC             COM              92220P105      216     3000 SH       SOLE                     3000        0        0
WELLS FARGO & CO NEW           COM              949746101    10059   271930 SH       SOLE                   271930        0        0
WILLIAMS COS INC DEL           COM              969457100     5071   135370 SH       SOLE                   135370        0        0
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